Shareholder loans (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about shareholder loans [Table Text Block]
	2017	2016	2015
Loans on acquisition of Surat Basin properties	$3,000,000	$3,000,000	$3,000,000
Accrued and unpaid interest thereon	1,547,427	1,201,120	881,185
	$4,547,427	$4,201,120	$3,881,185